Group Employees (Tables)	12 Months Ended
Dec. 31, 2020
Number And Average Number Of Employees [Abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2020 Number	2019 Number

United States	4,914	5,046

APME	12,703	14,910

AMSSA	17,869	18,638

ENA	23,957	25,505

Subsidiary undertakings	59,443	64,099

Associates	29,739	30,747

	89,182	94,846